Stock-Based Compensation (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock and Restricted Stock Units
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance		4,858,972	4,812,657	4,379,480
Number of Awards - Granted - Annual		968,522	889,448	902,549
Number of Awards - Granted - Other		99,337	351,624	527,823
Number of Awards - Vested		(2,594,468)	(1,077,816)	(948,233)
Number of Awards - Forfeited		(70,801)	(116,941)	(48,962)
Number of Awards - Nonvested - Ending balance		3,261,562	4,858,972	4,812,657
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance		$ 73.02	$ 68.75	$ 68.85
Weighted Average Grant Date Fair Value - Granted - Annual		$ 87.92	$ 89.46	$ 78.81
Weighted Average Grant Date Fair Value - Granted - Other		$ 85.07	$ 87.07	$ 70.09
Weighted Average Grant Date Fair Value - Vested		$ 63.51	$ 72.21	$ 79.12
Weighted Average Grant Date Fair Value - Forfeited		$ 82.65	$ 72.01	$ 76.22
Weighted Average Grant Date Fair Value - Nonvested - Ending balance		$ 85.17	$ 73.02	$ 68.75
Weighted average life of remaining vesting period		25 months
Vesting period, generally		3 years
Vesting period of "buyout" grant of restricted stock units	5 years
Fair value that vested		$ 228	$ 102	$ 75
Compensation expense yet to be recognized		79
Tax benefit realized from vesting		86	36	20
Performance Shares
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance		878,872	760,645	0
Number of Awards - Granted - Annual		467,531	415,024	370,575
Number of Awards - Vested		0	(206,410)	0
Number of Awards - Performance change		(178,838)	(39,323)	396,390
Number of Awards - Forfeited		(78,481)	(51,064)	(6,320)
Number of Awards - Nonvested - Ending balance		1,089,084	878,872	760,645
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance		$ 78.55	$ 73.99	$ 0
Weighted Average Grant Date Fair Value - Granted - Annual		$ 81.55	$ 84.58	$ 74.46
Weighted Average Grant Date Fair Value - Vested		$ 0	$ 72.77	$ 0
Weighted Average Grant Date Fair Value - Performance change		$ 81.27	$ 82.10	$ 73.55
Weighted Average Grant Date Fair Value - Forfeited		$ 80.21	$ 80.20	$ 73.92
Weighted Average Grant Date Fair Value - Nonvested - Ending balance		$ 79.27	$ 78.55	$ 73.99
Performance criteria, number of key factors		3
Share-based compensation arrangement by share-based payment award, award performance period		3 years
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions, minimum		0.00%
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions, maximum		200.00%
Vesting period, low end of range		1 year
Vesting period, high end of range		3 years
Weighted average life of remaining vesting period		11 months
Fair value that vested			18
Compensation expense yet to be recognized		11
Tax benefit realized from vesting			$ 5